7. Accrued Compensation (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total accrued compensation	$ 1,996,559	$ 1,712,724
Accrued officers compensation - CEO
Total accrued compensation	1,053,187	912,343
Accrued officers compensation - Employee
Total accrued compensation	441,462	330,599
Accrued payroll taxes - delinquent
Total accrued compensation	316,044	311,595
Accrued payroll taxes on accrued payroll (not yet due)
Total accrued compensation	$ 185,866	$ 158,187